CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income	$ 1,512	$ 1,475	$ 1,936	$ 4,435
Items that may be reclassified to net income
Financial contracts and power sale agreements	786	312	426	830
Marketable securities	206	(496)	164	(612)
Equity accounted investments	170	(339)	24	(308)
Foreign currency translation	958	(2,721)	1,490	(1,287)
Income taxes	(81)	(137)	(58)	(163)
Other comprehensive income that may be reclassified to net income	2,039	(3,381)	2,046	(1,540)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	(25)	53	(54)	76
Revaluation of pension obligations	(7)	21	6	39
Equity accounted investments	(7)	(256)	14	(244)
Marketable securities	(9)	(191)	29	(322)
Income taxes	37	11	26	9
Other comprehensive income that will not be reclassified to net income	(11)	(362)	21	(442)
Other comprehensive income (loss)	2,028	(3,743)	2,067	(1,982)
Comprehensive income (loss)	3,540	(2,268)	4,003	2,453
Attributable to:
Net income attributable to shareholders	81	590	201	1,949
Other comprehensive income (loss)	557	(1,632)	752
Comprehensive income (loss)	638	(1,042)	953	699
Net income	1,431	885	1,735	2,486
Other comprehensive income (loss)	1,471	(2,111)	1,315
Comprehensive income (loss)	$ 2,902	$ (1,226)	$ 3,050	$ 1,754